Segment Information (Reconciliation Of Assets From Segments To Consolidated) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 334,217	$ 394,750
Annuities Segment [Member]
Segment Reporting Information [Line Items]
Total assets	167,585	201,774
Retirement Plan Services Segment [Member]
Segment Reporting Information [Line Items]
Total assets	41,847	47,720
Life Segment [Member]
Segment Reporting Information [Line Items]
Total assets	94,407	110,665
Group Protection Segment [Member]
Segment Reporting Information [Line Items]
Total assets	9,768	10,494
Others [Member]
Segment Reporting Information [Line Items]
Total assets	$ 20,610	$ 24,097